Statement of Financial Position - Parenthetical (USD $)	Jun. 30, 2013	Sep. 30, 2012
Statement of Financial Position
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares Issued	135,755,980	132,472,392
Common Stock, Shares Outstanding	135,755,980	132,472,392